Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments
LSV Conservative Value Equity Fund
	Shares	Value (000)

Common Stock (98.0%)
Aerospace & Defense (2.4%)
Arconic	11,900	$356
Raytheon	2,400	530
Spirit AeroSystems Holdings, Cl A	2,200	144
Textron	9,100	418
United Technologies	3,200	481

		1,929

Agricultural Products (0.3%)
Ingredion	3,100	273

Air Freight & Logistics (0.2%)
FedEx	1,100	159

Aircraft (1.9%)
Alaska Air Group	3,000	194
American Airlines Group	6,800	183
Delta Air Lines	8,100	451
Southwest Airlines	5,900	324
United Airlines Holdings*	4,800	359

		1,511

Apparel Retail (0.3%)
Foot Locker	6,600	251

Apparel/Textiles (0.3%)
Capri Holdings*	7,200	216

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	3,200	529
Bank of New York Mellon	6,600	296
State Street	4,800	363

		1,188

Automotive (2.8%)
BorgWarner	8,800	302
Cooper Tire & Rubber	7,900	209
Ford Motor	64,800	572
General Motors	17,500	584
Goodyear Tire & Rubber	16,700	219
Lear	2,600	320

		2,206

Banks (11.9%)
Bank of America	61,600	2,022
CIT Group	5,500	251
Citizens Financial Group	12,200	455
Fifth Third Bancorp	14,400	410
JPMorgan Chase	14,100	1,866
Keycorp	16,900	316
PNC Financial Services Group	4,200	624
Regions Financial	27,900	434

LSV Conservative Value Equity Fund
	Shares	Value (000)

Banks (continued)
Truist Financial	17,223	$888
US Bancorp	8,300	442
Wells Fargo	30,800	1,446
Zions Bancorp	7,200	328

		9,482

Biotechnology (1.9%)
Amgen	900	194
Biogen*	2,200	592
Gilead Sciences	10,900	689

		1,475

Building & Construction (1.0%)
Fortune Brands Home & Security	3,500	241
Owens Corning	4,400	266
Toll Brothers	6,700	297

		804

Chemicals (1.9%)
Celanese, Cl A	3,600	373
Dow	2,166	100
Eastman Chemical	4,700	335
Huntsman	12,200	251
LyondellBasell Industries, Cl A	5,800	451

		1,510

Computer & Electronics Retail (0.5%)
Best Buy	5,000	423

Computers & Services (4.2%)
DXC Technology	3,109	99
eBay	5,800	195
Hewlett Packard Enterprise	31,200	435
HP	25,900	552
International Business Machines	6,300	906
NetApp	4,100	219
Oracle	5,900	309
Seagate Technology	6,300	359
Xerox Holdings	8,500	302

		3,376

Consumer Discretionary (1.5%)
Procter & Gamble	9,700	1,209

Consumer Finance (0.4%)
Synchrony Financial	10,800	350

Diversified REIT’s (0.3%)
VEREIT	24,900	243

1

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)

Drug Retail (0.8%)
Walgreens Boots Alliance	12,100	$615

Electric Utilities (0.4%)
NextEra Energy	1,100	295

Electrical Components & Equipment (0.5%)
Acuity Brands	1,400	165
Eaton	2,300	217

		382

Electrical Services (3.5%)
Edison International	5,900	452
Entergy	2,700	355
Exelon	9,100	433
FirstEnergy	7,800	396
PG&E*	17,700	269
PPL	15,000	543
Vistra Energy	15,400	347

		2,795

Financial Services (5.4%)
Ally Financial	10,200	327
Capital One Financial	2,100	209
Citigroup	18,900	1,406
Discover Financial Services	5,200	391
Goldman Sachs Group	3,700	880
Morgan Stanley	16,200	847
Navient	17,400	250

		4,310

Food Distributors (0.2%)
US Foods Holding*	4,400	177

Food, Beverage & Tobacco (3.7%)
Altria Group	15,500	737
General Mills	6,000	313
JM Smucker	3,000	311
Molson Coors Brewing, Cl B	5,900	328
Philip Morris International	8,500	703
Pilgrim’s Pride*	5,900	154
Tyson Foods, Cl A	5,100	421

		2,967

General Merchandise Stores (0.9%)
Target	6,300	698

Health Care Services (0.4%)
DaVita*	3,600	288

Health Care Distributors (1.4%)
AmerisourceBergen, Cl A	2,600	222
Cardinal Health	7,600	389
McKesson	3,300	471

		1,082

LSV Conservative Value Equity Fund
	Shares	Value (000)

Health Care Equipment (1.1%)
Abbott Laboratories	2,400	$209
Medtronic	5,700	658

		867

Health Care Facilities (0.4%)
Universal Health Services, Cl B	2,200	302

Health Care REIT’s (0.3%)
Industrial Logistics Properties Trust	10,100	231

Health Care Services (0.8%)
CVS Health	4,100	278
HCA Holdings	2,700	375

		653

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	6,300	90

Hotel & Resort REIT’s (0.3%)
Service Properties Trust	10,000	216

Hotels & Lodging (0.8%)
Royal Caribbean Cruises	4,100	480
Wyndham Destinations	4,000	194

		674

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,200	322

Insurance (3.9%)
Aflac	7,400	382
Allstate	5,700	676
American International Group	3,400	171
Hartford Financial Services Group	6,600	391
Lincoln National	3,400	185
MetLife	13,400	666
Principal Financial Group	3,400	180
Prudential Financial	2,300	209
Unum Group	9,900	264

		3,124

IT Consulting & Other Services (0.1%)
Perspecta	1,554	44

Machinery (2.7%)
AGCO	3,500	245
Allison Transmission Holdings	4,900	217
Caterpillar	1,670	219
Cummins	3,000	480
Oshkosh	3,500	301
PACCAR	6,800	505

2

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)

Machinery (continued)
Parker-Hannifin	1,100	$215

		2,182

Media & Entertainment (2.0%)
Comcast, Cl A	26,500	1,145
DISH Network, Cl A*	8,700	320
TEGNA	8,600	145

		1,610

Mortgage REIT’s (0.3%)
Annaly Capital Management	26,400	258

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	180

Multimedia (0.8%)
Walt Disney	4,700	650

Multi-Sector Holdings (2.7%)
Berkshire Hathaway, Cl B*	9,700	2,177

Office REIT’s (0.2%)
Office Properties Income Trust	3,536	120

Paper & Paper Products (0.3%)
Domtar	6,800	237

Paper Packaging (1.0%)
International Paper	10,600	432
Packaging of America	1,800	172
Westrock	5,300	207

		811

Petroleum & Fuel Products (5.4%)
Chevron	7,100	760
ConocoPhillips	10,680	635
ExxonMobil	17,400	1,081
HollyFrontier	4,250	191
Marathon Petroleum	10,100	550
Phillips 66	6,500	594
Valero Energy	5,500	464

		4,275

Pharmaceuticals (7.3%)
AbbVie	5,100	413
Bristol-Myers Squibb	22,500	1,416
Johnson & Johnson	14,100	2,099
Merck	4,400	376
Pfizer	41,700	1,553

		5,857

Real Estate (0.7%)
Host Hotels & Resorts	16,800	274

LSV Conservative Value Equity Fund
	Shares	Value (000)

Real Estate (continued)
Spirit Realty Capital	5,000	$264

		538

Reinsurance (0.4%)
Reinsurance Group of America, Cl A	2,000	288

Retail (3.5%)
Dick’s Sporting Goods	6,600	292
Home Depot	1,200	274
Kohl’s	6,200	265
Kroger	18,000	483
Macy’s	12,100	193
McDonald’s	1,700	364
Walmart	8,300	950

		2,821

Retail REIT’s (0.4%)
Brixmor Property Group	13,900	277
Washington Prime Group	500	2

		279

Semi-Conductors/Instruments (4.2%)
Applied Materials	9,500	551
Intel	33,000	2,110
Lam Research	1,100	328
Micron Technology*	6,900	366

		3,355

Specialized REIT’s (0.6%)
Omega Healthcare Investors	7,400	311
Xenia Hotels & Resorts	10,600	198

		509

Steel & Steel Works (0.2%)
Nucor	3,700	176

Technology Distributors (0.0%)
Tech Data*	40	6

Telephones & Telecommunications (5.9%)
AT&T	51,300	1,930
CenturyLink	11,600	158
Cisco Systems	4,600	211
Corning	12,700	339
Juniper Networks	11,800	271
Verizon Communications	29,500	1,754

		4,663

Thrifts & Mortgage Finance (0.5%)
MGIC Investment	14,300	197

3

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Thrifts & Mortgage Finance (continued)
Radian Group	9,600	$235

		432

TOTAL COMMON STOCK (Cost $67,263)		78,161

	Number of Rights
Rights (0.0%)
Bristol -Myers Squibb-CVR, Expires 12/31/20	6,000	21

TOTAL RIGHTS (Cost $13)		21

	Face Amount (000)

Repurchase Agreement (1.2%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $929 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $772, 0%-1.875%, 07/15/2020- 04/30/2022; total market value $948)	$ 929	929

TOTAL REPURCHASE AGREEMENT (Cost $929)		929

Total Investments – 99.2% (Cost $68,205)		$79,111

Percentages are based on Net Assets of $79,730 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

CVR — Contingent Value Rights

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,161	$—	$—	$78,161
Rights	—	21	—	21
Repurchase Agreement	—	929	—	929

Total
Investments in Securities	$78,161	$950	$—	$79,111

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-2700

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